Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
24.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	114,892,815	857,888,496	134,621,425
Short-term investments	4,045,157,224	1,679,107,862	263,488,664
Short-term amounts due from related parties	619,608,050	738,960,885	115,959,088
Other current assets	3,578,607	1,964,886	308,333

Total Current assets	4,783,236,696	3,277,922,129	514,377,510

Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	3,596,657,570	3,717,140,362	583,300,439

Total non-current assets	3,596,657,570	3,717,140,362	583,300,439

Total assets	8,379,894,266	6,995,062,491	1,097,677,949

LIABILITIES
Current liabilities
Other current liabilities	4,685,129	4,495,670	705,469

Total current liabilities	4,685,129	4,495,670	705,469

Total liabilities	4,685,129	4,495,670	705,469

Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2020 and 2021, respectively; 227,831,213 shares issued and 224,771,083 shares outstanding as of December 31, 2020; 229,831,213 shares issued and 206,506,455 shares outstanding as of December 31, 2021)	154,483	154,483	24,242
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2020 and 2021, respectively; 74,978,677 shares issued and outstanding as of December 31, 2020; 72,978,677 shares issued and outstanding as of December 31, 2021)	49,777	49,777	7,811
Treasury shares	(56,419,225)	(485,263,213)	(76,148,387)
Additional paid-in capital	4,591,455,557	4,671,769,821	733,102,630
Accumulated other comprehensive loss	(115,386,427)	(187,517,110)	(29,425,526)
Retained earnings	3,955,354,972	2,991,373,063	469,411,710

Total shareholders’ equity	8,375,209,137	6,990,566,821	1,096,972,480

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,379,894,266	6,995,062,491	1,097,677,949

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
General and administrative	(10,164,242)	(11,854,536)	(10,079,685)	(1,581,723)
Interest Income	4,831,112	1,889,711	4,440,117	696,751
Foreign exchange loss	(26,334)	(706,543)	(390,858)	(61,334)
Net gain (loss) on equity securities	—	3,315,475,734	(27,278,116)	(4,280,532)
Income from equity method investments	396,273,356	59,992,497	29,054,673	4,559,312
Other income	—	4,725,168	1,928,027	302,550
Other expense	—	(4,184)	(6,218,510)	(975,818)

Net income (loss) before income taxes	390,913,892	3,369,517,847	(8,544,352)	(1,340,794)

Income tax expense	—	—	—	—
Net income (loss)	390,913,892	3,369,517,847	(8,544,352)	(1,340,794)

Other comprehensive income (loss), net of tax	9,977,742	(234,817,165)	(72,130,683)	(11,318,878)

Total comprehensive income (loss), net of tax	400,891,634	3,134,700,682	(80,675,035)	(12,659,672)

Condensed statements of cash flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net income (loss)	390,913,892	3,369,517,847	(8,544,352)	(1,340,794)
Net gain (loss) on equity securities	—	(3,315,475,734)	27,278,116	4,280,532
Share of profit in subsidiaries, VIE and VIE’s subsidiaries	(396,273,356)	(59,992,497)	(29,054,673)	(4,559,312)

Changes in operating assets and liabilities:
Net cash used in operating activities	(2,989,082)	(13,000,544)	(10,185,710)	(1,598,361)
Net cash (used in) provided by investing activities	(604,084,150)	456,658,680	2,150,227,042	337,417,544
Net cash used in financing activities	(274,666,096)	(310,709,163)	(1,391,602,116)	(218,372,739)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	12,397,093	(19,238,574)	(5,443,535)	(854,209)
Net (decrease) increase in cash and cash equivalents and restricted cash	(869,342,235)	113,710,399	742,995,681	116,592,235

Cash and cash equivalents and restricted cash at beginning of the year	870,524,651	1,182,416	114,892,815	18,029,190

Cash and cash equivalents and restricted cash at end of the year	1,182,416	114,892,815	857,888,496	134,621,425

Basis of presentation
Condensed financial information is used

for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.
The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323
Investments-Equity Method and Joint Ventures
(“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE’s and their respective profit or loss as “Equity in profits of subsidiaries and VIE’s on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.